Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Self-storage rental income	$ 457,389	$ 467,340	$ 900,978	$ 935,767
Ancillary operating revenue	37,325	29,878	72,434	65,154
Interest and other income	9	31	19	66
TOTAL	494,723	497,249	973,431	1,000,987
EXPENSES:
Depreciation	21,663	57,639	35,268	134,877
Operating	236,990	241,173	447,776	451,194
General and administrative	48,076	50,746	132,481	125,340
General partners' incentive management fee	13,635	13,627	27,270	27,263
Property management fee	29,330	29,623	58,759	59,629
TOTAL	349,694	392,808	701,554	798,303
NET INCOME	145,029	104,441	271,877	202,684
LESS: net income attributable to the non-controlling interest	0	0	0	0
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	145,029	104,441	271,877	202,684
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	1,450	1,044	2,719	2,027
Limited partners	143,579	103,397	269,158	200,657
TOTAL	$ 145,029	$ 104,441	$ 271,877	$ 202,684
Weighted average limited partnership units outstanding	20,000	20,000	20,000	20,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 7.18	$ 5.17	$ 13.46	$ 10.3